Related Party Transactions	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

12. RELATED PARTY TRANSACTIONS

From time to time, the Company receives advances from its officers and stockholders for its operations. As of March 31, 2014 and 2013, the Company owed $3,425 and $107,300, respectively, to its related parties for advances.

As of March 31, 2014 and 2013, outstanding balances of the notes payable and convertible notes payable to the related parties were $515,251 and $5,541,992, respectively. Accrued interest related to these notes was $939,422 and $975,937 at March 31, 2014 and 2013, respectively.

Historically, the Company’s research, development, marketing and capital raising program relied on the continued support of related parties, their families and friends. Absent a significant capital raise from outside of the current shareholders, if these related parties, families and friends ceased providing these services on the current terms offered, the Company’s ability to continue in existence could be in jeopardy.